As filed with the Securities and Exchange Commission on September 20, 2007
                                                                                                                                File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 100	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 100	☒

(Check appropriate box or boxes)

iShares® Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ADAM MIZOCK, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	45 FREMONT STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On October 20, 2007 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 20, 2007, the effectiveness of the registration statement for the iShares FTSE Developed Small Cap ex-North America Index Fund, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund, iShares FTSE EPRA/NAREIT Europe Index Fund, iShares FTSE EPRA/NAREIT Asia Index Fund and iShares FTSE EPRA/NAREIT North America Index Fund (collectively, the “Funds”), filed in Post-Effective Amendment No. 78 on April 23, 2007 pursuant to paragraph (a) of Rule 485 under the 1933 Act. The effectiveness of the registration statement of the Funds was delayed in the following filings: Post-Effective Amendment No. 87 on July 6, 2007; Post-Effective Amendment No. 91 on July 20, 2007; and Post-Effective Amendment No. 97 on August 21, 2007, each pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 100 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 78.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 100 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 20th day of September, 2007.

By:	/s/ Michael Latham
Michael Latham
President

Date: September 20, 2007

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 100 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: September 20, 2007

John E. Martinez*
Trustee

Date: September 20, 2007

George G. C. Parker*
Trustee

Date: September 20, 2007

Cecilia H. Herbert*
Trustee

Date: September 20, 2007

Charles A. Hurty*
Trustee

Date: September 20, 2007

John E. Kerrigan*
Trustee

Date: September 20, 2007

Robert H. Silver*
Trustee

Date: September 20, 2007

/s/ Michael Latham
Michael Latham
President

Date: September 20, 2007

/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Treasurer

Date: September 20, 2007

*By:	/s/ Michael Latham
Michael Latham
Attorney in fact

Date: September 20, 2007

*
     Power of Attorney, dated April 19, 2007, for Robert H. Silver is incorporated herein by reference to Post-Effective Amendment No. 79, filed April 27, 2007. Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to Post-Effective Amendment No. 53. Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 (“PEA No. 43”). Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.